3. Customer deposits - Related party (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015	Apr. 30, 2014
Advances from related party	$ 400,000
Percentage of shareholder	5.00%			5.00%
Customer deposits - related party	$ 400,000	$ 400,000	$ 400,000
UPT Minority Owner [Member]
Percentage of shareholder		5.00%		5.00%